Investments and Fair Value Measurements (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	Oct. 02, 2010 Fabrinet	Jul. 03, 2010 Fabrinet	Jul. 03, 2010 Fabrinet
Marketable Equity Investments
Number of common stock sold (in shares)				393,150	393,150	1,606,850
Per share price of common stock sold ( in dollars per share)					$ 10.0		$ 9.30
Net gains on sale of investments			$ 13.1		$ 3.3
Net proceeds from sale of common stock	418.2	285.3	623.5		3.7		14.9
Cost of investments sold					0.4
Underwriting fees (as a percent)							7.00%
Carrying cost per share (in dollars per share)						$ 1.00	$ 1.00
Number of shares owned (in shares)						393,150	393,150
Fair value per share of available for sale investment (in dollars per share)						$ 10.76	$ 10.76
Unrealized gain on available for sale securities recorded in other accumulated comprehensive income	$ 1.7	$ 3.0				$ 3.8	$ 3.8